PROMISSORY NOTE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2026
Promissory Note Receivables
SCHEDULE OF ALLOWANCE FOR CREDIT LOSS OF PROMISSORY NOTES

The following table presents the activities in the allowance for expected credit losses for promissory notes receivables:

	Years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	USD

Balance at April 1,	$-	$-	$47,123	$6,041

Allowance for expected credit losses	-	47,123	145,737	18,685

Balance at March 31,	$-	$47,123	$192,860	$24,726